Accrued expenses and other current liabilities (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Accrued expenses and other current liabilities
Payroll payable	$ 337,521	$ 444,453
Other current liabilities	114,574	101,179
Accrued expenses and other current liabilities	$ 452,095	$ 545,632